Loans - Schedule of Change in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Mar. 19, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 2,532		$ 2,511	$ 1,726	$ 1,726	$ 1,718
Recorded investment in loans accounted for under ASC 310-30							$ 658	$ 701
Provision (credit) for loan losses	350		350			2,500
Balance in allowance for loan losses	2,532	$ 1,883	2,895	1,883	1,726	1,718	2,895	2,511	$ 1,743	$ 1,726
Charge-offs	(22)		(35)	(10)		(2,591)
Recoveries	35	140	69	167		99
Ending balance	2,895	1,883	2,895	1,883	2,511	1,726
Recorded investment							2,132	2,066		4,796
Balance in allowance for loan losses							108	48		310
Recorded investment							239,784	172,692		105,720
Balance in allowance for loan losses							2,752	2,463		1,416
Recorded investment in loans accounted for under ASC 310-20							132,297	153,614
Balance in allowance for loan losses							35
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-30							658	701
Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,368		1,354	1,409	1,409	1,417
Provision (credit) for loan losses	881	(127)	881	(210)		1,333
Balance in allowance for loan losses	1,368	1,313	2,240	1,313	1,409	1,417	2,240	1,354	1,327	1,409
Charge-offs	(22)		(22)	(1)		(1,362)
Recoveries	13	113	27	115		21
Ending balance	2,240	1,313	2,240	1,313	1,354	1,409
Recorded investment							1,611	1,527		4,028
Balance in allowance for loan losses							99	39		301
Recorded investment							203,221	159,738		88,317
Balance in allowance for loan losses							2,108	1,315		1,108
Recorded investment in loans accounted for under ASC 310-20							111,701	123,022
Balance in allowance for loan losses							33
Real Estate Mortgage Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-30							658	643
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	591		583	308	308	208
Provision (credit) for loan losses	(6)	63	(6)	147		1,245
Balance in allowance for loan losses	591	496	606	496	308	208	606	583	407	308
Charge-offs			(11)	(9)		(1,213)
Recoveries	21	26	40	50		68
Ending balance	606	496	606	496	583	308
Recorded investment							521	539		768
Balance in allowance for loan losses							9	9		9
Recorded investment							34,374	11,830		16,005
Balance in allowance for loan losses							595	574		299
Recorded investment in loans accounted for under ASC 310-20							20,596	28,990
Balance in allowance for loan losses							2
Commercial Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-30								58
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	22		23	9	9	10
Provision (credit) for loan losses	12	(5)	12	(6)		5
Balance in allowance for loan losses	22	5	35	5	9	10	35	23	$ 9	9
Charge-offs			(2)			(16)
Recoveries	1	1	2	2		10
Ending balance	35	5	35	5	23	9
Recorded investment							2,189	1,124		1,398
Balance in allowance for loan losses							35	23		$ 9
Recorded investment in loans accounted for under ASC 310-20								1,602
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	551		551			83
Provision (credit) for loan losses	(537)	69	(537)	69		(83)
Balance in allowance for loan losses	551	69	14	69	551	$ 83	14	551
Ending balance	$ 14	$ 69	$ 14	$ 69	$ 551
Balance in allowance for loan losses							$ 14	$ 551